Fees Summary	Jan. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,423,000
Previously Paid Amount	0.00
Total Fee Amount	217.86
Total Offset Amount	0.00
Net Fee	217.86
Narrative - Max Aggregate Offering Price	$ 1,423,000
Final Prospectus	true